Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
1
2
- Income Taxes

On
December 22, 2017,
the Tax Cuts and Jobs Act (“TCJA”) was signed into law. The TCJA makes broad and complex changes to the U.S. tax code that affected our income tax rate in
2017.
The TCJA reduces the U.S. federal corporate income tax rate from
3
4%
to
21%.
As a result, the Company was required to re-measure, through income tax expense, the deferred tax assets and liabilities using the enacted rate at which they are expected to be recovered or settled. The re-measurement of the net deferred tax asset resulted in additional income tax expense of
$297,000
for the year-ended
December 31, 2017.

The components of income tax expense for the years ended
December

31,
2017
and
2016
are as follows (in thousands):

	201 7	201 6
Federal:
Current	$911	$888
Deferred	(65)	(185)
Change in corporate tax rate	297	--
Total federal	1,143	703
State, current	62	33
Total	$1,205	$736

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of
34%
to income before taxes for the years ended
December

31,
2017
and
2016
is as follows (in thousands):

	201 7	201 6
Federal income tax at statutory rate	$907	$759
State tax, net of federal benefit	42	22
Stock compensation expense	(21)	(21)
Change in corporate tax rate	297	--
Other	(20)	(24)
Total	$1,205	$736

The components of the net deferred tax asset at
December

31,
2017
and
2016
are as follows (in thousands):

	20 1 7	20 1 6
Deferred tax assets:
Allowance for loan losses	$380	$546
Stock-based compensation	13	25
Interest on non-accrual loans	5	6
Unrealized loss on investment securities available for sale	4	19
Deferred loan fees	176	235
Organization cost	1	2
Total deferred tax assets	579	833

Deferred tax liabilities:
Bank premises and equipment	(94)	(103)
Intangible	(5)	(3)
Total deferred tax liabilities	(99)	(106)

Net Deferred Tax Asset	$480	$727

The net deferred tax asset at
December 31,
20
17
and
2016
of
$480,000
and
$727,000,
respectively, is included in other assets.
No
valuation allowance was established at
December 31, 2017
and
2016,
in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.